Supplementary Statement of Cash Flows Information	12 Months Ended
Jun. 30, 2018
Supplemental Cash Flow Information [Abstract]
Supplementary statement of cash flows information

9       Supplementary statement of cash flows information

	Year ended June 30, 2018	Year ended June 30, 2017
Series B Preferred Stock common stock dividend (note 5)	176,236	790,454
Non-cash issue costs (note 5)	148,087	424,401
Reclassification of derivative liability to equity upon the exercise of warrants (note 4)	—	248,409
Reclassification of derivative liability to equity upon the amendment of warrants (note 4)	—	53,006
Reclassification of stock option liability to equity upon settlement (note 5)	—	260,969
Conversion of Series B Preferred Stock to common stock (note 5)	—	147,375
Income taxes paid	—	—
Interest paid	—	—